Schedule of investments
Delaware Ivy Crossover Credit Fund
June 30, 2023 (Unaudited)
	Principal amount°	Value (US $)
Convertible Bond — 0.18%
Spirit Airlines 1.00% exercise price $42.36, maturity date 5/15/26	32,000	$ 26,016
Total Convertible Bond (cost $29,141)		26,016

Corporate Bonds — 98.09%
Banking — 13.51%
Bank of America
1.898% 7/23/31 μ	500,000	398,392
2.482% 9/21/36 μ	5,000	3,827
6.204% 11/10/28 μ	10,000	10,287

Citigroup 6.174% 5/25/34 μ	25,000	25,231
Goldman Sachs Group 2.383% 7/21/32 μ	1,000,000	801,404
JPMorgan Chase & Co. 2.522% 4/22/31 μ	500,000	423,196
KeyCorp
3.878% 5/23/25 μ	40,000	37,003
4.789% 6/1/33 μ	5,000	4,194

Morgan Stanley 5.25% 4/21/34 μ	35,000	34,577
PNC Financial Services Group 5.068% 1/24/34 μ	22,000	21,105
Popular 7.25% 3/13/28	55,000	55,000
SVB Financial Group 4.00% 5/15/26 μ, ‡, ψ	55,000	4,037
Truist Financial 4.95% 9/1/25 μ, ψ	35,000	32,463
US Bancorp
2.491% 11/3/36 μ	150,000	109,821
4.653% 2/1/29 μ	8,000	7,649
		1,968,186
Brokerage — 3.99%
Jefferies Financial Group 2.625% 10/15/31	750,000	582,137
		582,137
Capital Goods — 0.38%
Boeing 3.75% 2/1/50	55,000	41,340
Parker-Hannifin 4.25% 9/15/27	15,000	14,556
		55,896
Communications — 15.16%
AT&T
3.50% 6/1/41	500,000	384,326
3.50% 9/15/53	40,000	28,345
3.65% 6/1/51	500,000	367,344

CCO Holdings 144A 4.75% 2/1/32 #	40,000	32,662
Charter Communications Operating
3.85% 4/1/61	20,000	12,114
3.90% 6/1/52	750,000	491,458

Crown Castle 1.05% 7/15/26	500,000	438,107
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)

Sprint Capital 6.875% 11/15/28	45,000	$ 47,740
T-Mobile USA 5.05% 7/15/33	40,000	39,293
Verizon Communications
2.65% 11/20/40	500,000	348,024
2.875% 11/20/50	30,000	19,571
		2,208,984
Consumer Cyclical — 9.31%
Amazon.com 2.50% 6/3/50	20,000	13,320
Aptiv 3.10% 12/1/51	17,000	10,703
General Motors Financial 1.25% 1/8/26	500,000	446,317
NVR 3.00% 5/15/30	1,000,000	867,054
VICI Properties 4.95% 2/15/30	20,000	18,780
		1,356,174
Consumer Non-Cyclical — 7.30%
Amgen 5.25% 3/2/33	30,000	30,053
CVS Health
2.70% 8/21/40	5,000	3,494
4.78% 3/25/38	30,000	27,703

HCA 5.20% 6/1/28	20,000	19,851
JBS USA Lux 144A 3.00% 2/2/29 #	24,000	20,412
Royalty Pharma
3.30% 9/2/40	700,000	498,869
3.35% 9/2/51	40,000	25,802

Universal Health Services 1.65% 9/1/26	500,000	437,364
		1,063,548
Electric — 0.97%
American Electric Power 5.699% 8/15/25	30,000	29,835
Duke Energy Carolinas 3.95% 11/15/28	25,000	23,900
Oglethorpe Power
4.50% 4/1/47	30,000	24,839
5.25% 9/1/50	10,000	9,270

Southern California Edison 3.45% 2/1/52	20,000	14,340
Vistra Operations 144A 5.125% 5/13/25 #	40,000	39,040
		141,224
Energy — 5.27%
Cheniere Energy Partners 144A 5.95% 6/30/33 #	35,000	35,146
Energy Transfer
5.30% 4/15/47	250,000	217,786
6.25% 4/15/49	15,000	14,666

Enterprise Products Operating 5.35% 1/31/33	10,000	10,173
NQ- IV040 [0623] 0823 (3049866)    1

Schedule of investments
Delaware Ivy Crossover Credit Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)

Occidental Petroleum 6.125% 1/1/31	43,000	$ 43,706
Targa Resources Partners 5.00% 1/15/28	13,000	12,418
Williams Cos. 4.85% 3/1/48	500,000	433,536
		767,431
Finance Companies — 4.27%
AerCap Ireland Capital DAC 3.00% 10/29/28	90,000	77,889
Air Lease
4.125% 12/15/26 μ, ψ	67,000	43,685
5.85% 12/15/27	10,000	9,996
Aviation Capital Group
144A 1.95% 1/30/26 #	37,000	32,980
144A 6.25% 4/15/28 #	12,000	11,984

Avolon Holdings Funding 144A 3.25% 2/15/27 #	500,000	445,916
		622,450
Insurance — 7.20%
American International Group 5.125% 3/27/33	15,000	14,659
Aon 2.80% 5/15/30	500,000	433,292
Athene Global Funding 144A 1.985% 8/19/28 #	20,000	16,073
Brighthouse Financial 3.85% 12/22/51	23,000	14,582
First American Financial 2.40% 8/15/31	750,000	571,110
		1,049,716
Real Estate Investment Trusts — 4.25%
American Homes 4 Rent 3.625% 4/15/32	15,000	12,977
Extra Space Storage
2.35% 3/15/32	25,000	19,567
2.55% 6/1/31	725,000	587,481
		620,025
Technology — 26.31%
Alphabet 2.05% 8/15/50	40,000	25,058
Autodesk 2.85% 1/15/30	750,000	658,057
Broadcom 144A 3.419% 4/15/33 #	500,000	418,360
CDW 3.276% 12/1/28	25,000	21,733
CoStar Group 144A 2.80% 7/15/30 #	1,000,000	826,035
Entegris Escrow 144A 4.75% 4/15/29 #	55,000	51,109
Microchip Technology 0.983% 9/1/24	750,000	708,696
Oracle 5.55% 2/6/53	29,000	28,103
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)
Sensata Technologies 144A 3.75% 2/15/31 #	30,000	$ 25,692
ServiceNow 1.40% 9/1/30	750,000	594,271
Thomson Reuters 3.35% 5/15/26	500,000	476,169
		3,833,283
Transportation — 0.17%
Air Canada 144A 3.875% 8/15/26 #	10,000	9,277
American Airlines 144A 5.50% 4/20/26 #	15,000	14,874
		24,151
Total Corporate Bonds (cost $17,317,386)		14,293,205

Municipal Bonds — 0.64%
Commonwealth of Puerto Rico(Restructured)
Series A-1 2.986% 7/1/24^	1,232	1,181
Series A-1 4.00% 7/1/35	2,689	2,506

GDB Debt Recovery Authority of Puerto Rico Revenue (Taxable) 7.50% 8/20/40	107,885	89,275
Total Municipal Bonds (cost $106,237)		92,962

US Treasury Obligation — 0.19%
US Treasury Bonds 3.625% 2/15/53	30,000	28,800
Total US Treasury Obligation (cost $30,055)		28,800
	Number of shares
Short-Term Investments — 0.67%
Money Market Mutual Funds — 0.67%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.99%)	24,199	24,199
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.99%)	24,199	24,199
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.14%)	24,199	24,199

2    NQ- IV040 [0623] 0823 (3049866)

(Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.03%)	24,199	$ 24,199
Total Short-Term Investments (cost $96,796)		96,796

Total Value of Securities—99.77% (cost $17,579,615)		14,537,779
Receivables and Other Assets Net of Liabilities—0.23%		34,040
Net Assets Applicable to 1,724,480 Shares Outstanding—100.00%		$14,571,819
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2023. Rate will reset at a future date.
‡	Non-income producing security. Security is currently in default.
ψ	Perpetual security. Maturity date represents next call date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2023, the aggregate value of Rule 144A securities was $1,979,560, which represents 13.58% of the Fund's net assets.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
Summary of abbreviations:
DAC – Designated Activity Company
USD – US Dollar

NQ- IV040 [0623] 0823 (3049866)    3